Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 853,290	¥ 865,711	¥ 825,963
Foreign exchange gains (losses)-net	[1],[2]	93,577	91,793	69,453
Trading account gains (losses)-net	[3]	328,841	236,982	(42,481)
Investment gains (losses)-net:
Debt securities	[2]	(3,842)	7,757	59,517
Equity securities	[2]	(155,947)	289,400	273,753
Equity in earnings (losses) of equity method investees-net	[2]	29,172	24,342	26,785
Gains on disposal of premises and equipment	[2]	5,145	8,225	5,638
Other noninterest income	[3]	72,135	80,453	149,404
Total noninterest income		1,222,371	1,604,663	1,368,032
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	145,270	180,122	165,857
Banking
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	152,283	156,426	164,572
Correspondent clearing
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	110,382	110,054	108,368
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	97,852	100,765	79,426
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	124,843	121,808	108,931
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	36,466	37,397	36,003
Guarantee related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	28,582	28,258	26,292
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	157,612	130,881	136,514
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 853,290	¥ 865,711	¥ 825,963

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts are revenues from contracts within the scope of ASC 606, "Revenue from contracts with customers " ("ASC 606").